Real Estate Properties	12 Months Ended
Dec. 31, 2012
Real Estate Properties
Real Estate Properties

Note 4. Real Estate Properties

As of December 31, 2012, we owned 82 properties, excluding two properties classified as discontinued operations, with an undepreciated carrying value, net of impairment losses, of $1,522,954. We generally lease space in our properties on a gross lease or modified gross lease basis pursuant to fixed term operating leases expiring between 2013 and 2027. Certain of our government tenants have the right to terminate their leases before the lease term expires.  Our leases generally require us to pay all or some property operating expenses and to provide all or most property management services. During the year ended December 31, 2012, we entered into 48 leases for 1,192,532 rentable square feet for a weighted average (by revenue) lease term of 5.7 years and we made commitments for approximately $13,696 of leasing related costs.  We have unspent leasing related obligations of approximately $9,538 as of December 31, 2012.

Our future minimum lease payments related to our properties, excluding two properties classified as discontinued operations (excluding real estate tax and other expense reimbursements), scheduled to be received during the current terms of the existing leases as of December 31, 2012 are as follows:

2013	$198,866
2014	189,036
2015	169,926
2016	150,565
2017	131,225
Thereafter	339,292
$1,178,910

As of December 31, 2012, excluding tenants at two properties classified as discontinued operations, government tenants who currently represent approximately 3.3% of our total future minimum lease payments have currently exercisable rights to terminate their leases before the stated expirations.  In 2013, 2014, 2015, 2016, 2017, 2018, 2019 and 2020, early termination rights become exercisable by other government tenants who currently represent an additional approximately 3.8%, 3.6%, 0.4%, 12.6%, 5.6%, 2.0%, 7.7% and 1.6% of our total future minimum lease payments, respectively.  In addition as of December 31, 2012, 12 of our state government tenants have the currently exercisable right to terminate their leases if these states do not appropriate rent in their respective annual budgets. These 12 tenants represent approximately 7.1% of our total future minimum lease payments.

During the year ended December 31, 2012, we acquired 12 office properties and one office warehouse property located in nine states for an aggregate purchase price of $213,974, excluding acquisition costs.  We allocated the purchase prices of these acquisitions based on the estimated fair values of the acquired assets and assumed liabilities as follows:

								Acquired	Other
		Number of	Square	Purchase		Buildings and	Acquired	Lease	Assumed
Date	Location	Properties	Feet	Price(1)	Land	Improvements	Leases	Obligations	Liabilities
June 2012	Everett, WA	2	111,908	$20,425	$3,360	$15,376	$2,449	$(760)	$—
June 2012	Albany, NY	1	64,000	8,525	790	6,400	1,578	(243)	—
July 2012	Stockton, CA	1	22,012	8,251	563	5,470	2,218	—	—
July 2012	Atlanta, GA	1	90,688	23,666	1,390	19,635	6,983	(4,342)	—
July 2012	Ellenwood, GA	1	352,064	33,020	4,047	20,017	8,956	—	—
July 2012	Jackson, MS	1	109,819	31,314	440	25,458	8,270	(2,854)	—
September 2012	Boise, ID	3	180,952	40,150	3,390	29,026	7,734	—	—
September 2012	Kansas City, MO	1	86,739	15,700	2,776	12,070	3,425	(2,571)	(75)
November 2012	Windsor Mill, MD(2)	1	80,398	14,450	1,598	10,219	2,679	(46)	—
December 2012	Florence, KY(2) (3)	1	167,939	18,473	1,698	11,722	5,402	(349)	(273)
		13	1,266,519	$213,974	$20,052	$155,393	$49,694	$(11,165)	$(348)

(1)                                     Purchase price excludes acquisition related costs.

(2)                                     The allocation of purchase price is based upon preliminary estimates and may change based upon the completion of our analysis of acquired in place leases.

(3)                                     Pursuant to the terms of the purchase agreement for this property, the seller is entitled to up to $1,800 of additional purchase consideration based upon the property’s 2013 real estate tax assessment.  The estimated fair value (based on Level 3 inputs as defined in the fair value hierarchy under GAAP) of this additional consideration at December 31, 2012 of $273 is included in the $18,473 purchase price. Subsequent changes in the fair value of this additional consideration will be recognized in our Consolidated Statement of Income.

In June 2012, we acquired two office properties located in Everett, WA with 111,908 rentable square feet.  These properties are 100% leased to the State of Washington and occupied by the Department of Social and Health Services.  The purchase price was $20,425, excluding acquisition costs.

Also in June 2012, we acquired an office property located in Albany, NY with 64,000 rentable square feet.  This property is 100% leased to the State of New York and occupied by the Department of Agriculture.  The purchase price was $8,525, excluding acquisition costs.

In July 2012, we acquired an office property located in Stockton, CA with 22,012 rentable square feet.  This property is 100% leased to the U.S. Government and occupied by the Department of Immigration and Customs Enforcement.  The purchase price was $8,251, excluding acquisition costs.

Also in July 2012, we acquired two office properties located in Atlanta, GA and Jackson, MS and an office warehouse property located in Ellenwood, GA with a combined total of 552,571 rentable square feet.  These properties are 100% leased to the U.S. Government and occupied by the Department of Homeland Security, Immigration and Customs Enforcement, the Federal Bureau of Investigation and the National Archives and Records Administration.  The aggregate purchase price was $88,000, excluding acquisition costs.

In September 2012, we acquired three office properties located in Boise, ID with 180,952 rentable square feet.  These properties are 100% leased to the U.S. Government and occupied by the Natural Resource Center and the Department of Homeland Security.  The aggregate purchase price was $40,150, excluding acquisition costs.

Also in September 2012, we acquired an office property located in Kansas City, MO with 86,739 rentable square feet.  This property is 100% leased to the U.S. Government and occupied by the Federal Bureau of Investigation.  The purchase price was $15,700, excluding acquisition costs.

In November 2012, we acquired an office property located in Windsor Mill, MD with 80,398 rentable square feet.  This property is 100% leased to two tenants, of which 97% is leased to the U.S. Government and occupied by the Centers for Medicare and Medicaid.  The aggregate purchase price was $14,450, excluding acquisition costs.

In December 2012, we acquired an office property located in Florence, KY with 167,939 rentable square feet.  This property is 100% leased to the U.S. Government and occupied by the Internal Revenue Service.  The aggregate purchase price was $18,473, excluding acquisition costs and including estimated additional consideration.  The additional consideration is based upon the level of real estate tax expense growth for the year ended December 31, 2013.  The estimated fair value (Level 3 inputs as defined in the fair value hierarchy under GAAP) of this additional consideration at December 31, 2012 of $273 is included in the $18,473 purchase price. Subsequent changes in the fair value of this additional consideration will be recognized in our Consolidated Statement of Income.

In January 2013, we entered an agreement to sell an office property located in Oklahoma City, OK with 185,881 rentable square feet and a net book value of $7,992 at December 31, 2012.  In February 2013, we sold this property for $16,300, excluding closing costs, and recognized a gain on sale of $8,198.

In February 2013, we entered an agreement to sell an office property located in Tucson, AZ with 31,051 rentable square feet and a net book value of $2,092 (net of a $494 loss on impairment recognized in the fourth quarter of 2012) at December 31, 2012.  The net book value of this property at December 31, 2012 reflects the estimated fair value (Level 3 inputs as defined in the fair value hierarchy under GAAP) of the property based upon the contract purchase price as of December 31, 2012 of $2,200 less estimated closing costs.  In March 2013, we sold this property for $2,189, excluding closing costs, and recognized a loss on sale of $30.

Results of operations for properties sold are included in discontinued operations in our consolidated statements of income and comprehensive income once the criteria for discontinued operations in the Presentation of Financial Statements Topic of the FASB Accounting Standards Codification TM are met. Summarized income statement information for properties sold is as follows:

	Year Ended December 31,
	2012	2011	2010
Rental income	$1,829	$2,571	$874
Real estate taxes	(211)	(209)	(84)
Utility expenses	(392)	(511)	(135)
Other operating expenses	(403)	(550)	(191)
Depreciation and amortization	(576)	(663)	(176)
Loss on asset impairment	(494)	—	—
Acquisition related costs	—	—	(168)
General and administrative	(153)	(152)	(48)
Income (loss) from discontinued operations	$(400)	$486	$72